FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04985
                                   ---------

                         TEMPLETON EMERGING MARKETS FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      --------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 05/31/05
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.




TEMPLETON EMERGING MARKETS FUND

QUARTERLY STATEMENT OF INVESTMENTS
MAY 31, 2005

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3
Notes to Statement of Investments ..........................................   8

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      Franklin o TEMPLETON o Mutual Series


                                         Quarterly Statements of Investments | 1


                       This page intentionally left blank.



TEMPLETON EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           INDUSTRY                     SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 86.3%
    AUSTRIA 1.9%
    Bank Austria Creditanstalt ......................                  Commercial Banks                       56,161    $  5,508,894
                                                                                                                        ------------
    BELGIUM 0.5%
    Inbev ...........................................                     Beverages                           44,650       1,474,943
                                                                                                                        ------------
    BRAZIL 2.7%
    Centrais Eletricas Brasileiras SA ...............                 Electric Utilities                  67,922,000       1,008,966
    Centrais Eletricas Brasileiras SA
       (Non- Taxable) ...............................                 Electric Utilities                 106,472,000       1,581,617
    Embraer-Empresa Bras de Aeronautica SA ..........                Aerospace & Defense                     287,066       1,715,249
(a) Localiza Rent a Car SA, 144A ....................           Diversified Consumer Services                119,000         545,623
    Souza Cruz SA ...................................                      Tobacco                           198,073       2,450,023
    Unibanco Uniao de Bancos Brasileiros SA,
       GDR ..........................................                  Commercial Banks                       16,600         595,940
                                                                                                                        ------------
                                                                                                                           7,897,418
                                                                                                                        ------------
    CHINA 8.7%
(a) Air China Ltd., H, 144A .........................                      Airlines                          461,000         162,949
    Aluminum Corp. of China Ltd., H .................                  Metals & Mining                     2,864,000       1,472,484
    Anhui Conch Cement Co. Ltd., H ..................               Construction Materials                 1,222,000       1,075,919
    Beijing Enterprises Holdings Ltd. ...............              Industrial Conglomerates                  180,162         230,411
    China Mobile (Hong Kong) Ltd ....................        Wireless Telecommunication Services           2,295,500       8,394,159
    China Resources Enterprise Ltd. .................                    Distributors                      1,974,000       2,714,867
    China Travel International Investment Hong
       Kong Ltd .....................................           Hotels, Restaurants & Leisure              2,436,000         673,183
(a) Chongqing Changan Automobile Co. Ltd. ...........                    Automobiles                         539,800         284,469
    CITIC Pacific Ltd. ..............................              Industrial Conglomerates                  757,192       2,111,949
    Denway Motors Ltd ...............................                    Automobiles                       3,394,730       1,199,929
    Huadian Power International Corp. Ltd., H .......    Independent Power Producers & Energy Traders      2,902,000         811,287
    Lenovo Group Ltd. ...............................              Computers & Peripherals                   954,000         303,488
    PetroChina Co. Ltd., H ..........................            Oil, Gas & Consumable Fuels               5,118,000       3,272,736
    Shanghai Industrial Holdings Ltd ................              Industrial Conglomerates                  856,000       1,661,377
    TCL Multimedia Technology Holdings Ltd. .........                 Household Durables                   1,046,000         188,225
    Travelsky Technology Ltd., H ....................                    IT Services                       1,320,000       1,060,404
                                                                                                                        ------------
                                                                                                                          25,617,836
                                                                                                                        ------------
    CROATIA 0.7%
(a) Pliva D. D., GDR, Reg S .........................                  Pharmaceuticals                       176,200       2,075,636
                                                                                                                        ------------
    GREECE 0.4%
    Coca-Cola Hellenic Bottling Co. SA ..............                     Beverages                           18,770         497,139
    Titan Cement Co .................................               Construction Materials                    20,620         616,181
                                                                                                                        ------------
                                                                                                                           1,113,320
                                                                                                                        ------------
    HONG KONG 2.8%
    Cathay Pacific Airways Ltd. .....................                      Airlines                          149,000         270,037
    Cheung Kong Holdings Ltd. .......................                    Real Estate                         458,000       4,179,665
    Cheung Kong Infrastructure Holdings Ltd. ........                 Electric Utilities                     284,000         857,835
    Dairy Farm International Holdings Ltd. ..........              Food & Staples Retailing                  231,100         665,568
    Guoco Group Ltd. ................................           Diversified Financial Services                32,506         326,938
    Henderson Investment Ltd. .......................                    Real Estate                         259,497         363,560


                                         Quarterly Statements of Investments | 3


TEMPLETON EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           INDUSTRY                     SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    HONG KONG (CONT.)
    Hopewell Holdings Ltd. ..........................           Transportation Infrastructure                 37,000    $     91,548
    MTR Corp. Ltd. ..................................                    Road & Rail                         728,996       1,344,605
                                                                                                                        ------------
                                                                                                                           8,099,756
                                                                                                                        ------------
    HUNGARY 1.8%
    Gedeon Richter Ltd. .............................                  Pharmaceuticals                        13,349       1,743,686
    Magyar Telekom Ltd. .............................       Diversified Telecommunication Services           420,639       1,631,772
(a) MOL Magyar Olaj-Es Gazipari RT ..................            Oil, Gas & Consumable Fuels                  25,880       1,928,419
                                                                                                                        ------------
                                                                                                                           5,303,877
                                                                                                                        ------------
    INDIA 3.5%
    Gail India Ltd. .................................                   Gas Utilities                        331,410       1,621,068
    Hindustan Lever Ltd. ............................                 Household Products                     827,600       2,707,907
    Hindustan Petroleum Corp. Ltd. ..................            Oil, Gas & Consumable Fuels                 379,123       2,904,299
    Oil & Natural Gas Corp. Ltd .....................            Oil, Gas & Consumable Fuels                  41,933         883,085
    Tata Motors Ltd. ................................                     Machinery                           42,800         423,549
    Tata Tea Ltd. ...................................                   Food Products                        120,315       1,577,020
                                                                                                                        ------------
                                                                                                                          10,116,928
                                                                                                                        ------------
    INDONESIA 0.1%
    PT Bank Danamon .................................                  Commercial Banks                      617,500         313,032
                                                                                                                        ------------
    MALAYSIA 1.6%
    Kuala Lumpur Kepong Bhd .........................                   Food Products                        150,600         253,642
    Maxis Communications Bhd ........................        Wireless Telecommunication Services             137,700         356,933
    Resorts World Bhd ...............................           Hotels, Restaurants & Leisure                790,600       2,007,708
    SIME Darby Bhd ..................................              Industrial Conglomerates                  568,100         867,100
    Tanjong PLC .....................................           Hotels, Restaurants & Leisure                 84,100         283,284
    YTL Corp. Bhd ...................................                  Multi-Utilities                       286,346         395,609
    YTL Power International Bhd .....................                  Water Utilities                     1,003,184         525,352
                                                                                                                        ------------
                                                                                                                           4,689,628
                                                                                                                        ------------
    MEXICO 3.8%
    Fomento Economico Mexicano SA de CV (Femsa),
       ADR ..........................................                     Beverages                           66,789       3,656,698
    Grupo Bimbo SA de CV, A .........................                   Food Products                         97,130         264,190
    Kimberly Clark de Mexico SA de CV, A ............                 Household Products                   1,765,200       5,620,416
    Telefonos de Mexico SA de CV (Telmex), L,
       ADR ..........................................       Diversified Telecommunication Services            83,424       1,556,692
                                                                                                                        ------------
                                                                                                                          11,097,996
                                                                                                                        ------------
    PANAMA 0.3%
    Banco Latinoamericano de Exportaciones
       SA, E ........................................                  Commercial Banks                       48,000         878,400
                                                                                                                        ------------
    PHILIPPINES 1.1%
    San Miguel Corp., B .............................                     Beverages                        1,948,199       3,231,525
                                                                                                                        ------------


4 | Quarterly Statements of Investments


TEMPLETON EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           INDUSTRY                     SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    POLAND 2.3%
(a) KGHM Polska Miedz SA ............................                  Metals & Mining                        28,900    $    250,756
    Polski Koncern Naftowy Orlen SA .................            Oil, Gas & Consumable Fuels                 187,642       2,558,452
    Telekomunikacja Polska SA .......................       Diversified Telecommunication Services           696,500       3,874,698
                                                                                                                        ------------
                                                                                                                           6,683,906
                                                                                                                        ------------
    RUSSIA 2.7%
    Lukoil Holdings, ADR ............................            Oil, Gas & Consumable Fuels                  91,276       3,190,096
    Mining and Metallurgical Co. Norilsk Nickel .....                  Metals & Mining                        47,300       2,764,685
    Mobile Telesystems, ADR .........................        Wireless Telecommunication Services              59,800       2,098,980
                                                                                                                        ------------
                                                                                                                           8,053,761
                                                                                                                        ------------
    SINGAPORE 5.9%
    Comfortdelgro Corp. Ltd. ........................                    Road & Rail                       1,530,000       1,560,475
    Fraser & Neave Ltd ..............................              Industrial Conglomerates                  473,367       4,458,761
    Keppel Corp. Ltd. ...............................              Industrial Conglomerates                  882,000       6,138,229
    Singapore Press Holdings Ltd. ...................                       Media                            456,250       1,182,505
    Singapore Technologies Engineering Ltd. .........                Aerospace & Defense                     676,000         973,362
    Singapore Telecommunications Ltd. ...............       Diversified Telecommunication Services         2,000,142       3,119,972
                                                                                                                        ------------
                                                                                                                          17,433,304
                                                                                                                        ------------
    SOUTH AFRICA 7.8%
    Anglo American PLC ..............................                  Metals & Mining                       337,543       7,986,486
    Nadebank Group Ltd. .............................                  Commercial Banks                      166,510       1,852,555
    Nedabank Group Ltd., 144A .......................                  Commercial Banks                       26,167         291,128
    Old Mutual PLC ..................................                     Insurance                        1,585,110       3,398,372
    Remgro Ltd. .....................................           Diversified Financial Services               391,649       5,981,371
    SABMiller PLC ...................................                     Beverages                           93,448       1,417,974
    Sappi Ltd. ......................................              Paper & Forest Products                   128,780       1,239,978
    Sasol Ltd. ......................................            Oil, Gas & Consumable Fuels                  26,600         656,313
    Spar Group Ltd. .................................              Food & Staples Retailing                   24,000          83,135
                                                                                                                        ------------
                                                                                                                          22,907,312
                                                                                                                        ------------
    SOUTH KOREA 17.3%
    CJ Corp. ........................................                   Food Products                         42,110       3,009,350
    Daelim Industrial Co. ...........................             Construction & Engineering                     600          28,883
    Daewoo Shipbuilding & Marine
       Engineering Co. Ltd. .........................                     Machinery                          285,860       5,788,133
    Hana Bank .......................................                  Commercial Banks                      124,840       3,184,504
    Hite Brewery Co. Ltd. ...........................                     Beverages                           28,810       2,656,525
    Hyundai Development Co. .........................             Construction & Engineering                 144,210       3,048,807
    Kangwon Land Inc. ...............................           Hotels, Restaurants & Leisure                241,368       3,473,783
    Korea Gas Corp. .................................                   Gas Utilities                         39,480       1,105,048
(a) LG Card Co. Ltd. ................................                  Consumer Finance                        6,080         204,578
    LG Chem Ltd. ....................................                     Chemicals                           67,500       2,462,159
(a) LG Corp .........................................              Industrial Conglomerates                  124,000       3,175,385
    LG Electronics Inc. .............................                 Household Durables                      19,180       1,389,717
    LG Household & Health Care Ltd. .................                 Household Products                      41,230       1,518,246
    LG International Corp. ..........................          Trading Companies & Distributors               58,060         671,364
    LG Petrochemical Co. Ltd. .......................                     Chemicals                           39,420         962,513


                                         Quarterly Statements of Investments | 5


TEMPLETON EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           INDUSTRY                     SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    SOUTH KOREA (CONT.)
    POSCO ...........................................                  Metals & Mining                           490    $     87,543
    Samsung Electronics Co. Ltd. ....................      Semiconductors & Semiconductor Equipment           20,130       9,780,283
    Samsung Fine Chemicals Co. Ltd ..................                     Chemicals                          103,070       2,005,134
    Samsung Heavy Industries Co. Ltd. ...............                     Machinery                          367,820       3,095,894
    SK Corp. ........................................            Oil, Gas & Consumable Fuels                  13,830         719,297
    SK Telecom Co. Ltd. .............................        Wireless Telecommunication Services              11,850       2,170,050
                                                                                                                        ------------
                                                                                                                          50,537,196
                                                                                                                        ------------
    SWEDEN 0.6%
    Oriflame Cosmetics, IDR .........................                 Personal Products                       90,080       1,834,389
                                                                                                                        ------------
    TAIWAN 13.4%
    Acer Inc. .......................................              Computers & Peripherals                   687,134       1,303,506
    Chunghwa Telecom Co. Ltd. .......................       Diversified Telecommunication Services         1,234,000       2,431,411
    D-Link Corp. ....................................              Communications Equipment                2,147,224       2,601,451
    Delta Electronics Inc. ..........................         Electronic Equipment & Instruments           1,278,229       2,074,346
    Elan Microelectronics Corp. .....................      Semiconductors & Semiconductor Equipment        1,211,927         591,184
    Kinpo Electronics Inc. ..........................                 Office Electronics                     934,680         405,281
    Lite-On Technology Corp. ........................              Computers & Peripherals                 2,278,900       2,444,922
    MediaTek Inc. ...................................      Semiconductors & Semiconductor Equipment          399,000       3,447,441
    Mega Financial Holdings Co. Ltd. ................                  Commercial Banks                    5,508,661       3,582,869
    Premier Image Technology Corp. ..................            Leisure Equipment & Products                938,000       1,045,213
    President Chain Store Corp. .....................              Food & Staples Retailing                1,042,188       1,910,595
    Realtek Semiconductor Corp. .....................      Semiconductors & Semiconductor Equipment           64,000          65,092
    Siliconware Precision Industries Co. Ltd. .......      Semiconductors & Semiconductor Equipment        1,460,000       1,391,806
    Sunplus Technology Co. Ltd. .....................      Semiconductors & Semiconductor Equipment        1,673,530       2,326,348
    Synnex Technology International Corp. ...........         Electronic Equipment & Instruments             399,200         596,923
    Taiwan Mobile Co. Ltd. ..........................        Wireless Telecommunication Services           4,773,372       4,778,698
    Taiwan Semiconductor Manufacturing Co. ..........      Semiconductors & Semiconductor Equipment        2,061,000       3,738,910
    UNI-President Enterprises Corp. .................                   Food Products                      5,906,350       2,674,005
    Yuanta Core Pacific Securities Co. ..............                  Capital Markets                     2,739,475       1,965,190
                                                                                                                        ------------
                                                                                                                          39,375,191
                                                                                                                        ------------
    THAILAND 1.8%
    BEC World Public Co. Ltd., fgn ..................                       Media                          1,491,900         455,318
    Kasikornbank Public Co. Ltd., fgn ...............                  Commercial Banks                    1,176,200       1,722,468
    Land and House Public Co. Ltd., fgn .............                 Household Durables                   1,520,900         288,233
    Shin Corp. Public Co. Ltd., fgn .................        Wireless Telecommunication Services             387,100         355,374
    Siam Cement Public Co. Ltd., fgn ................               Construction Materials                    82,500         495,447
    Siam Commercial Bank Public Co. Ltd., fgn .......                  Commercial Banks                      161,000         189,214
    Siam Makro Public Co. Ltd., fgn .................              Food & Staples Retailing                  120,000         184,593
    Thai Airways International Public Co. Ltd.,
       fgn ..........................................                      Airlines                          125,900         145,329
(a) TMB Bank Public Co. Ltd., fgn ...................                  Commercial Banks                   13,214,500       1,320,474
(a) True Corp. Public Co. Ltd., rts., 3/28/08 .......       Diversified Telecommunication Services           246,818              --
                                                                                                                        ------------
                                                                                                                           5,156,450
                                                                                                                        ------------
    TURKEY 3.0%
    Arcelik AS, Br ..................................                 Household Durables                     469,047       2,475,001
    Migros Turk TAS .................................              Food & Staples Retailing                  333,485       2,590,649


6 | Quarterly Statements of Investments


TEMPLETON EMERGING MARKETS FUND

STATEMENT OF INVESTMENTS, MAY 31, 2005 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                           INDUSTRY                     SHARES/RIGHTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    TURKEY (CONT.)
    Tupras-Turkiye Petrol Rafineleri AS .............            Oil, Gas & Consumable Fuels                 207,280    $  2,643,219
    Turkiye Is Bankasi AS, C ........................                  Commercial Banks                      207,376       1,124,648
                                                                                                                        ------------
                                                                                                                           8,833,517
                                                                                                                        ------------
    UNITED KINGDOM 1.6%
    HSBC Holdings PLC ...............................                  Commercial Banks                      214,055       3,411,651
    Provident Financial PLC .........................                  Consumer Finance                      102,402       1,250,280
                                                                                                                        ------------
                                                                                                                           4,661,931
                                                                                                                        ------------
    TOTAL COMMON STOCKS (COST $187,270,342) .........                                                                    252,896,146
                                                                                                                        ------------
    PREFERRED STOCKS 4.7%
    BRAZIL 4.7%
    Banco Bradesco SA, ADR, pfd .....................                  Commercial Banks                      151,724       4,850,616
    Bradespar SA, pfd ...............................           Diversified Financial Services                13,423         225,573
    Cia de Bebidas das Americas (AmBev),
       ADR, pfd .....................................                     Beverages                           74,100       2,237,079
    Cia Vale do Rio Doce, ADR, pfd., A ..............                  Metals & Mining                        63,400       1,564,712
    Petroleo Brasileiro SA, ADR, pfd ................            Oil, Gas & Consumable Fuels                 102,880       4,310,672
    Suzano Bahia Sul Papel e Celulose SA,
       pfd., A ......................................              Paper & Forest Products                   124,778         525,518
                                                                                                                        ------------
    TOTAL PREFERRED STOCKS (COST $8,165,259) ........                                                                     13,714,170
                                                                                                                        ------------
    SHORT TERM INVESTMENTS (COST $24,955,323) 8.5%
(b) Franklin Institutional Fiduciary Trust Money
       Market Portfolio .............................                                                     24,955,323      24,955,323
                                                                                                                        ------------
    TOTAL INVESTMENTS
       (COST $220,390,924) 99.5% ....................                                                                    291,565,639
    OTHER ASSETS, LESS LIABILITIES 0.5% .............                                                                      1,346,696
                                                                                                                        ------------
    NET ASSETS 100.0% ...............................                                                                   $292,912,335
                                                                                                                        ============

SELECTED PORTFOLIO ABBREVIATIONS
ADR - American Depository Receipt
GDR - Global Depository Receipt
IDR - International Depository Receipt
PLC - Public Limited Co.

(a)   Non-income producing.

(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 7


TEMPLETON EMERGING MARKETS FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Emerging Markets Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, closed-end investment company.

1. INCOME TAXES

At May 31, 2005 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ..........................................    $ 223,764,320
                                                                  =============
Unrealized appreciation ......................................    $  70,762,563
Unrealized depreciation ......................................       (2,961,244)
                                                                  -------------
Net unrealized appreciation (depreciation) ...................    $  67,801,319
                                                                  =============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


8 | Quarterly Statements of Investments





ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON EMERGING MARKETS FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 22, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date July 22, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  July 22, 2005